UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1701 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 07/05/2007
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:  $147,578,000

List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




Value
Shares/
Sh/
Invstmt
Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Dscretn
------------------------------
----------------
---------
--------
--------
---
-------







ALBEMARLE CORP COM
COM
012653101
301
7817
SH
Sole
ALLIANT ENERGY CORP COM
COM
018802108
332
8556
SH
Sole
AMB PROPERTY CORP COM
COM
00163T109
224
4212
SH
Sole
AMERICAN EXPRESS CO CM
COM
025816109
229
3743
SH
Sole
AMERICAN INTL GROUP INC COM
COM
026874107
306
4368
SH
Sole
AMGEN INC COM
COM
031162100
202
3646
SH
Sole
ARROW ELECTRONIC INC COM
COM
042735100
255
6626
SH
Sole
AT&T INC COM
COM
00206R102
404
9724.764
SH
Sole
BANK OF AMERICA CORP COM
COM
060505104
330
6750.002
SH
Sole
BERKLEY W R CORP COM
COM
084423102
322
9888
SH
Sole
BOB EVANS FARMS INC COM
COM
096761101
270
7335
SH
Sole
BORG WARNER INC CM
COM
099724106
481
5587
SH
Sole
CADENCE DESIGN SYS INC COM
COM
127387108
351
16003
SH
Sole
CATERPILLAR INC COM
COM
149123101
234
2993
SH
Sole
CHARLES RIVER LABORATORIES INC
COM
159864107
207
4016
SH
Sole
CHEVRON CORP COM
COM
166764100
231
2742.583
SH
Sole
CISCO SYSTEMS INC COM
COM
17275R102
491
17640.5
SH
Sole
COLONIAL BANCGROUP CL A COMM
COM
195493309
293
11723
SH
Sole
CONOCOPHILLIPS CORP COM
COM
20825C104
744
9480
SH
Sole
COSTCO WHOLESALE CORPORATION C
COM
22160K105
278
4759
SH
Sole
DANAHER CORP DEL COM
COM
235851102
276
3661
SH
Sole
DCT INDUSTRIAL TRUST INC COM
COM
233153105
134
12497
SH
Sole
DENTSPLY INTL INC COM
COM
249030107
3464
90546.17
SH
Sole
DU PONT E I DE NEMOURS & CO CO
COM
263534109
498
9792.52
SH
Sole
DUN & BRADSTREET COM
COM
26483E100
402
3899
SH
Sole
EDWARDS AG INC COM
COM
281760108
514
6076
SH
Sole
ENSCO INTERNATIONAL INC COM
COM
26874Q100
689
11293
SH
Sole
ENVIROKARE TECH INC COM
COM
29404N209
11
20000
SH
Sole
EVEREST REINSURANCE HLDGS INC
COM
G3223R108
352
3244
SH
Sole
EXXON MOBIL CORPORATION COM
COM
30231G102
1187
14146
SH
Sole
FAIR ISAAC INC COM
COM
303250104
235
5860
SH
Sole
FOOT LOCKER INC COM
COM
344849104
266
12198
SH
Sole
GENERAL ELECTRIC CO COM
COM
369604103
795
20776.48
SH
Sole
HARRIS CORP DEL COM
COM
413875105
356
6529
SH
Sole
HEALTH NET INC COM
COM
42222G108
242
4589
SH
Sole
HEWLETT PACKARD CO COM
COM
428236103
211
4736
SH
Sole
HONEYWELL INTERNATIONAL INC CO
COM
438516106
313
5557.89
SH
Sole
IDACORP INC COM
COM
451107106
292
9107
SH
Sole
INTEL CORP COM
COM
458140100
213
8958.382
SH
Sole
INTERSIL CORP CL-A COM
COM
46069S109
227
7202
SH
Sole
JOHNSON + JOHNSON COM
COM
478160104
285
4624
SH
Sole
JP MORGAN CHASE & CO COM
COM
46625H100
208
4295
SH
Sole
JTS CORP DELISTED 8/4/05
COM
465940104
0
11000
SH
Sole
LEHMAN BROS HLDGS INC COM
COM
524908100
297
3918
SH
Sole
LINCOLN ELECTRIC HOLDINGS COM
COM
533900106
349
4695
SH
Sole
LOWES COS INC COM
COM
548661107
216
7032
SH
Sole
LUVOO INTERNATIONAL INC NEW CO
COM
55066K209
1
13333
SH
Sole
LYONDELL PETROCHEMICAL CO COM
COM
552078107
562
15149
SH
Sole
MARTIN COLOR-FI INC DELISTED 3
COM
573183100
0
55000
SH
Sole
MCDONALDS CORP COM
COM
580135101
330
6509
SH
Sole
MDU RES GROUP INC COM
COM
552690109
322
11478
SH
Sole
MEMC ELECTRONICS MATERIALS COM
COM
552715104
253
4144
SH
Sole
MICROSOFT CORP COM
COM
594918104
541
18362.3
SH
Sole
MOHAWK INDUSTRIES INC COM
COM
608190104
430
4269
SH
Sole
NEWFIELD EXPLORATION CO COM
COM
651290108
419
9207
SH
Sole
OLD REPUBLIC INTL CORP COM
COM
680223104
364
17136
SH
Sole
ONEOK INC CM (NEW)
COM
682680103
512
10154
SH
Sole
PEPSICO INC CM
COM
713448108
264
4073.234
SH
Sole
PFIZER INC COM
COM
717081103
378
14773.5
SH
Sole
PPL CORPORATION COM
COM
69351T106
633
13522.95
SH
Sole
PROCTER GAMBLE CO COM
COM
742718109
465
7600
SH
Sole
PROTECTIVE LIFE CORP COM
COM
743674103
323
6750
SH
Sole
QUESTAR CORP COM
COM
748356102
479
9060
SH
Sole
REPUBLIC SERVICES INC COM
COM
760759100
332
10843.5
SH
Sole
RPM INTERNATIONAL INC COM
COM
749685103
327
14136
SH
Sole
SIRIUS SATELLITE RADIO INC COM
COM
82966U103
42
14000
SH
Sole
SMITHFIELD FOODS INC COM
COM
832248108
277
9001
SH
Sole
SONOCO PRODS CO COM
COM
835495102
283
6613
SH
Sole
SOUTHERN CO COM
COM
842587107
231
6737
SH
Sole
SPX CORP COM
COM
784635104
232
2641
SH
Sole
TARGET CORP COM
COM
87612E106
480
7552
SH
Sole
TELEPHONE & DATA SYS INC COM
COM
879433100
308
4918
SH
Sole
THE HANOVER INSURANCE GROUP CO
COM
410867105
358
7335
SH
Sole
THOMAS & BETTS CORP COM
COM
884315102
443
7642
SH
Sole
TIDEWATER INC COM
COM
886423102
205
2892
SH
Sole
TIMKEN CO COM
COM
887389104
323
8933
SH
Sole
UNITED RENTALS CV COM
COM
911363109
303
9298
SH
Sole
VERIZON COMMUNICATIONS COM
COM
92343V104
386
9373.835
SH
Sole
VISHAY INTERTECHNOLOGY INC COM
COM
928298108
284
17925
SH
Sole
WARNACO GROUP INC CL A
COM
934390105
0
22000
SH
Sole
WELLS FARGO COMPANY COM
COM
949746101
369
10484
SH
Sole
WILMINGTON TR CORP COM
COM
971807102
396
9547
SH
Sole
ISHARES DJ US HEALTHCARE SECTO

464287762
6557
94287.18
SH
Sole
ISHARES MSCI EAFE INDEX FUND

464287465
17399
215419.2
SH
Sole
ISHARES MSCI EMERGING MKTS

464287234
6077
46162.89
SH
Sole
ISHARES S&P 500 GROWTH INDEX F

464287309
11690
170203.4
SH
Sole
ISHARES S&P 500 INDEX

464287200
226
1498.737
SH
Sole
ISHARES S&P 500 VALUE INDEX FU

464287408
15835
193817.9
SH
Sole
ISHARES S&P MDCP 400 VALUE FD

464287705
8565
98891.75
SH
Sole
ISHARES S&P MIDCAP 400 GROWTH

464287606
4925
54632.85
SH
Sole
ISHARES S&P SMALLCAP 600 GROWT

464287887
9690
68512.56
SH
Sole
ISHARES S&P SMALLCAP 600 VALUE

464287879
8638
108796.5
SH
Sole
BLACKROCK FDS INTL OPPORTY FD

091929109
6511
134294.2
SH
Sole
DWS GLB/INTL FDS INC GLOBAL TH

233379759
3646
98630.64
SH
Sole
Frank Russell Short Term Gov.


210
6071.99
SH
Sole
Frank Russell Small Cap Equity


426
3130.12
SH
Sole
RAINIER INV MGMT MUT FD MID CA

750869885
3322
76943.87
SH
Sole
RAINIER INV MGMT MUT FD SM MID

750869604
2621
59231.22
SH
Sole
RAINIER INV MGMT MUT FD SMALL

750869208
687
15741.83
SH
Sole
ROWE T PRICE MID-CAP GROWTH CO

779556109
1262
20418.2
SH
Sole
ROYCE FD LOW PRICED

780905808
326
17591.15
SH
Sole
SELECTED AMERN SHS INC COM

816221105
493
9976.79
SH
Sole
SELECTED AMERN SHS INC DAVIS S

816221204
2755
55701.12
SH
Sole
STRATTON FDS INC SMALL-CAP YLD

863137105
4143
79969.81
SH
Sole
UMB SCOUT FDS INTL FD

904199403
1201
33054.23
SH
Sole
REPORT SUMMARY
105
DATA RECORDS
147578